Merger - Narrative (Details) - USD ($)		12 Months Ended
	Mar. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 10, 2021
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Cash				$ 197,500
Common stock, shares outstanding (in shares)		298,160,160	1
Finished goods Inventory		$ 3,862,970	$ 0
Goodwill		51,775,667
Net loss		(7,652,100)	(279,521)
Adjustment to additional paid in capital goodwill adjustment for stock options		2,228,757
Fair Value Of Stock Options Of Goodwill	$ 55,738,379
E V T D S
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Restricted Cash			1,793,910
Amount raised			6,415,110
Cash			5,000,000
E V T D S | Liability [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Restricted Cash		0
Outstanding Cash		0
A D O M A N I Inc
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common Stock, Value, Outstanding	$ 53,509,622
Common stock, shares outstanding (in shares)	112,675,558
Share Price	$ 0.4749
Assets acquired	$ 5,570,628
Finished goods Inventory	26,400
Liabilities acquired	1,607,916
Goodwill	51,775,667
Transaction costs	$ 415,472
Increase Decrease In Revenue		319,000	79,735
Increase Decrease In Net Income Loss		91,800	$ 15
Net loss		$ 1,826,623
Envirotech Drive Systems Inc
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Common stock voting rights description	converted into the right to receive one share of the common stock of the Company
Common stock issued for cash (in shares)	142,558,001
Percentage of share issued and outstanding common stock	56.00%